TAX STATUS OF THE PLAN (Details) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025
TAX STATUS OF THE PLAN
Determination letter obtained	true
Determination letter date	Apr. 30, 2015
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember